                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-32548) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 29
                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 32

                         VANGUARD INTERNATIONAL EQUITY
                                  INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON DECEMBER 12, 2003, PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR PREVIOUSLY FILED POST-EFFECTIVE AMENDMENTS (POST-EFFECTIVE AMENDMENTS NO. 27 and 28).

November 12, 2003


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS (THE "TRUST")
     FILE NO.  33-32548
----------------------------------------------------------------

Commissioners:


Pursuant to Rule 485(b)(1)(v) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 29 to the Trust's Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust's 28th Post-Effective Amendment. By way of further background.

.. Post-Effective  Amendment No. 28 was filed under Rule  485(b)(1)(v) on October
  7, 2003, for the sole purpose of extending to November 13, 2003, the then-pending effective date of Post-Effective Amendment No. 27.

.. Post-Effective Amendment No. 27 was filed under Rule 485(a) on July 31, 2003, for the purpose of adding VIPER Shares to three of the Trust's series. October 14, 2003, was the originally requested effective date for Post-Effective Amendment No. 27.


  The contents of Post-Effective Amendment No. 27 are hereby incorporated by reference into this filing, which we propose to become effective on December 12, 2003. Please contact me at (610) 669-8717 if you have any questions concerning this Amendment or the requested effective date. Thank you.


Sincerely,


THE VANGUARD GROUP, INC.


Suzanne F. Barton
Associate Counsel

cc: Christian Sandoe, Esquire
U.S. Securities & Exchange Commission

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 12th day of November, 2003.

                                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                   BY: __________________/S/____________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

----------------------------------------------------------------  ------------------------------------------------------
                           SIGNATURE                                           TITLE                       DATE
----------------------------------------------------------------  President, Chairman, Chief          November 12, 2003
                      /S/ JOHN J. BRENNAN                         Executive Officer, and Trustee
                          (Heidi Stam)
                        John J. Brennan*
----------------------------------------------------------------  Trustee                             November 12, 2003
                      /S/ CHARLES D. ELLIS
                          (Heidi Stam)
                       Charles D. Ellis*

----------------------------------------------------------------  Trustee                             November 12, 2003
                       /S/ RAJIV L. GUPTA
                          (Heidi Stam)
                        Rajiv L. Gupta*

----------------------------------------------------------------  Trustee                             November 12, 2003
                   /S/ JOANN HEFFERNAN HEISEN
                          (Heidi Stam)
                    JoAnn Heffernan Heisen*

----------------------------------------------------------------  Trustee                             November 12, 2003
                     /S/ BURTON G. MALKIEL
                          (Heidi Stam)
                       Burton G. Malkiel*

----------------------------------------------------------------  Trustee                             November 12, 2003
                   /S/ ALFRED M. RANKIN, JR.
                          (Heidi Stam)
                     Alfred M. Rankin, Jr.*

----------------------------------------------------------------  Trustee                             November 12, 2003
                     /S/ J. LAWRENCE WILSON
                          (Heidi Stam)
                      J. Lawrence Wilson*

----------------------------------------------------------------  Treasurer, Principal Financial      November 12, 2003
                     /S/ THOMAS J. HIGGINS                        Officer, and Principal
                          (Heidi Stam)                            Accounting Officer
                       Thomas J. Higgins*



* By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.